Lease Commitments (Detail) (USD $) In Thousands, unless otherwise specified	2 Months Ended	12 Months Ended	10 Months Ended	12 Months Ended
	Dec. 29, 2013 Successor [Member]	Dec. 29, 2013 Successor [Member]	Nov. 06, 2013 Predecessor [Member]	Dec. 30, 2012 Predecessor [Member]	Jan. 01, 2012 Predecessor [Member]
Operating Leases, Future Minimum Payments Due [Abstract]
2014	$ 4,320	$ 4,320
2015	3,594	3,594
2016	3,277	3,277
2017	3,205	3,205
2018	2,299	2,299
Thereafter	1,895	1,895
Total minimum lease payments	18,590	18,590
Operating Lease [Abstract]
Operating lease rent expense	$ 1,121		$ 4,685	$ 5,009	$ 5,382
Operating lease minimum lease term (in years)		1
Operating lease maximum lease term (in years)		10